BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 41.2%
U.S. Government Obligations - 41.2%
U.S. Treasury Bonds	1.875%	11/15/51	56,230,000		$49,341,825
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.661%	10/31/22	47,980,000		48,026,492	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.049%)	0.655%	1/31/23	446,350,000		446,905,170	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.034%)	0.640%	4/30/23	64,450,000		64,537,958	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.029%)	0.635%	7/31/23	202,225,000		202,530,582	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.035%)	0.641%	10/31/23	221,185,000		221,601,180	(a)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,038,319,682)					1,032,943,207

SOVEREIGN BONDS - 35.8%
Australia - 4.5%
Australia Government Bond	5.750%	7/15/22	71,110,000	AUD	54,041,442	(b)
New South Wales Treasury Corp.	4.000%	4/20/23	14,375,000	AUD	11,085,296
Queensland Treasury Corp.	4.250%	7/21/23	28,885,000	AUD	22,386,474	(b)
Western Australian Treasury Corp.	6.000%	10/16/23	30,940,000	AUD	24,690,711

Total Australia					112,203,923

Brazil - 5.3%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	301,200,000	BRL	60,242,608
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	91,165,000	BRL	17,906,886
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	94,695,000	BRL	18,178,135
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	191,370,000	BRL	36,289,385

Total Brazil					132,617,014

Colombia - 3.3%
Colombian TES, Bonds	6.250%	11/26/25	133,300,000,000	COP	32,185,186
Colombian TES, Bonds	6.000%	4/28/28	227,500,000,000	COP	50,952,506

Total Colombia					83,137,692

Malaysia - 2.6%
Malaysia Government Bond	3.480%	3/15/23	131,650,000	MYR	31,703,190
Malaysia Government Bond	3.955%	9/15/25	49,290,000	MYR	11,997,314
Malaysia Government Bond	3.899%	11/16/27	94,690,000	MYR	22,904,586

Total Malaysia					66,605,090

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 8.9%
Mexican Bonos, Bonds	8.000%	11/7/47	495,500,000	MXN	$23,772,042
Mexican Bonos, Senior Notes	8.500%	5/31/29	1,197,700,000	MXN	60,667,650
Mexican Bonos, Senior Notes	8.500%	11/18/38	1,236,200,000	MXN	63,168,174
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,595,400,000	MXN	74,825,784

Total Mexico					222,433,650

Russia - 0.0%††
Russian Federal Bond - OFZ	7.650%	4/10/30	859,000,000	RUB	528,615	*(c)

South Africa - 4.3%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	1,167,000,000	ZAR	53,520,277
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	959,700,000	ZAR	55,243,912

Total South Africa					108,764,189

South Korea - 6.9%
Korea Treasury Bond, Senior Notes	2.000%	6/10/31	168,250,000,000	KRW	127,799,092
Korea Treasury Bond, Senior Notes	1.875%	3/10/51	67,800,000,000	KRW	45,223,412

Total South Korea					173,022,504

TOTAL SOVEREIGN BONDS (Cost - $1,101,706,506)					899,312,677

CORPORATE BONDS & NOTES - 20.7%
CONSUMER DISCRETIONARY - 1.9%
Automobiles - 1.9%
General Motors Co., Senior Notes	6.800%	10/1/27	8,090,000		9,143,088
General Motors Co., Senior Notes	6.250%	10/2/43	5,345,000		6,080,234
General Motors Financial Co. Inc., Senior Notes (SOFR + 1.200%)	1.396%	11/17/23	32,535,000		32,654,683	(a)

TOTAL CONSUMER DISCRETIONARY					47,878,005

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	26,155,000		22,890,856

FINANCIALS - 15.0%
Banks - 8.4%
Bank of Montreal, Senior Notes (SOFR + 0.680%)	0.931%	3/10/23	41,775,000		41,832,267	(a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.550%)	0.808%	9/15/23	45,475,000		45,418,490	(a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	1.072%	3/17/23	34,240,000		34,317,013	(a)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.400%)	0.498%	7/7/25	51,070,000	$50,597,345	(a)(d)
National Australia Bank Ltd., Senior Notes (SOFR + 0.380%)	0.487%	1/12/25	38,540,000	38,341,914	(a)(d)

Total Banks				210,507,029

Capital Markets - 2.2%
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	1.214%	2/23/23	54,735,000	54,847,137	(a)

Consumer Finance - 1.8%
Capital One Financial Corp., Senior Notes (SOFR + 0.690%)	0.938%	12/6/24	45,610,000	45,376,733	(a)

Insurance - 2.6%
Athene Global Funding, Senior Secured Notes (SOFR + 0.700%)	0.914%	5/24/24	40,350,000	39,883,066	(a)(d)
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.570%)	0.683%	1/13/23	24,250,000	24,270,780	(a)(d)

Total Insurance				64,153,846

TOTAL FINANCIALS				374,884,745

INDUSTRIALS - 2.9%
Aerospace & Defense - 1.7%
Boeing Co., Senior Notes	5.705%	5/1/40	6,580,000	7,371,919
Boeing Co., Senior Notes	5.805%	5/1/50	16,030,000	18,566,916
Boeing Co., Senior Notes	3.950%	8/1/59	8,550,000	7,436,041
Boeing Co., Senior Notes	5.930%	5/1/60	8,450,000	9,788,094

Total Aerospace & Defense				43,162,970

Machinery - 1.2%
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.150%)	0.346%	11/17/22	30,385,000	30,338,323	(a)

TOTAL INDUSTRIALS				73,501,293

TOTAL CORPORATE BONDS & NOTES (Cost - $520,364,995)				519,154,899

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 1.1%
Benchmark Mortgage Trust, 2020-B17 A2	2.211%	3/15/53	6,860,000	6,615,671
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.317%	10/15/36	5,326,606	5,306,961	(a)(d)
Commercial Mortgage Trust, 2015-3BP A	3.178%	2/10/35	3,705,000	3,643,587	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 M2 (1 mo. USD LIBOR + 1.650%)	2.107%	4/25/43	2,294,205	2,289,003	(a)(d)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.357%	11/25/24	742,800		$765,486	(a)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.657%	1/25/30	3,791,782		3,813,965	(a)
IM Pastor FTA, 4 A (3 mo. EURIBOR + 0.140%, 0.000% floor)	0.000%	3/22/44	4,209,560	EUR	4,354,010	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $27,926,242)					26,788,683

ASSET-BACKED SECURITIES - 0.1%
Towd Point Mortgage Trust, 2017-6 A2 (Cost - $3,260,363)	3.000%	10/25/57	3,355,000		3,266,117	(a)(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,691,577,788)					2,481,465,583

			SHARES
SHORT-TERM INVESTMENTS - 1.6%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $40,743,687)	0.212%		40,743,687		40,743,687	(f)

TOTAL INVESTMENTS - 100.5% (Cost - $2,732,321,475)					2,522,209,270
Liabilities in Excess of Other Assets - (0.5)%					(11,768,636)

TOTAL NET ASSETS - 100.0%					$2,510,440,634

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of March 31, 2022.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2022, the total market value of investments in Affiliated Companies was $40,743,687 and the cost was $40,743,687 (Note 2).

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
KRW	— South Korean Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

At March 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	1,213	6/22	$218,054,722	$214,852,625	$(3,202,097)
United Kingdom Long Gilt Bonds	860	6/22	138,144,823	136,958,259	(1,186,564)

Net unrealized depreciation on open futures contracts					$(4,388,661)

At March 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	71,830,000	USD	17,061,758	Barclays Bank PLC	4/12/22	$14,355
PLN	197,350,000	USD	48,864,734	Citibank N.A.	4/13/22	(1,951,188)
SEK	416,600,000	USD	46,545,016	HSBC Securities Inc.	4/14/22	(2,226,249)
SEK	708,900,000	USD	79,549,612	HSBC Securities Inc.	4/14/22	(4,135,367)
BRL	213,420,000	USD	37,825,000	HSBC Securities Inc.	4/19/22	6,761,384
USD	3,729,066	BRL	20,040,000	HSBC Securities Inc.	4/19/22	(457,567)
USD	5,317,337	BRL	28,720,000	HSBC Securities Inc.	4/19/22	(682,668)
USD	6,760,000	BRL	37,180,000	HSBC Securities Inc.	4/19/22	(1,007,415)
USD	6,762,203	BRL	37,420,000	HSBC Securities Inc.	4/19/22	(1,055,352)
USD	6,810,447	BRL	37,420,000	HSBC Securities Inc.	4/19/22	(1,007,108)
USD	6,871,920	BRL	37,230,000	HSBC Securities Inc.	4/19/22	(905,941)
USD	12,894,355	BRL	69,400,000	HSBC Securities Inc.	4/19/22	(1,604,263)
USD	10,666,667	MYR	45,200,000	Barclays Bank PLC	4/21/22	(75,211)
USD	17,095,052	MYR	72,030,000	Barclays Bank PLC	4/21/22	(23,034)
USD	17,141,429	MYR	72,030,000	Barclays Bank PLC	4/21/22	23,344
USD	17,163,188	MYR	72,360,000	Barclays Bank PLC	4/21/22	(33,323)
USD	17,163,261	MYR	72,580,000	Barclays Bank PLC	4/21/22	(85,532)
USD	67,112,752	MXN	1,376,100,000	Citibank N.A.	4/21/22	(1,818,857)
USD	49,925,929	MXN	1,038,000,000	Morgan Stanley & Co. Inc.	4/21/22	(2,069,573)
CLP	53,370,000,000	USD	64,213,781	HSBC Securities Inc.	4/22/22	3,350,543
EUR	15,500,000	USD	17,193,530	Barclays Bank PLC	4/26/22	(33,567)
EUR	15,500,000	USD	17,167,071	Barclays Bank PLC	4/26/22	(7,109)
EUR	15,530,000	USD	17,183,479	Barclays Bank PLC	4/26/22	9,696
EUR	15,590,000	USD	17,175,503	Barclays Bank PLC	4/26/22	84,098
EUR	41,020,000	USD	45,181,479	Barclays Bank PLC	4/26/22	231,532
EUR	119,630,000	USD	135,826,108	Citibank N.A.	4/26/22	(3,384,410)
PLN	409,950,000	USD	100,749,817	Citibank N.A.	4/26/22	(3,423,113)
EUR	110,650,000	USD	123,355,497	HSBC Securities Inc.	4/26/22	(855,506)

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	367,230,000	USD	91,913,200	JPMorgan Chase & Co.	4/27/22	$(4,737,341)
IDR	139,730,000,000	USD	9,691,358	JPMorgan Chase & Co.	4/28/22	26,555
USD	9,669,227	IDR	139,730,000,000	JPMorgan Chase & Co.	4/28/22	(48,686)
USD	79,947,052	COP	320,100,000,000	JPMorgan Chase & Co.	4/29/22	(4,567,455)
EUR	111,870,000	USD	128,263,989	JPMorgan Chase & Co.	5/2/22	(4,387,516)
EUR	114,370,000	USD	128,596,256	JPMorgan Chase & Co.	5/2/22	(1,951,469)
NZD	115,980,000	USD	76,928,954	Citibank N.A.	5/9/22	3,399,791
NZD	133,030,000	USD	88,035,928	HSBC Securities Inc.	5/9/22	4,101,793
USD	34,384,813	KRW	41,280,000,000	Citibank N.A.	5/11/22	349,458
THB	502,000,000	USD	15,176,479	HSBC Securities Inc.	5/13/22	(73,394)
AUD	123,920,000	USD	88,959,690	HSBC Securities Inc.	5/16/22	3,833,488
HUF	8,850,000,000	USD	28,399,974	HSBC Securities Inc.	5/16/22	(1,925,106)
HUF	20,300,000,000	USD	64,246,606	HSBC Securities Inc.	5/16/22	(3,518,941)
USD	126,455,479	AUD	168,160,000	HSBC Securities Inc.	5/16/22	534,718
AUD	25,840,000	USD	18,774,569	JPMorgan Chase & Co.	5/16/22	574,815
USD	102,808,425	ZAR	1,599,000,000	HSBC Securities Inc.	5/17/22	(5,952,327)
ZAR	118,600,000	USD	7,713,724	Morgan Stanley & Co. Inc.	5/17/22	353,209
CNH	53,070,000	USD	8,351,430	HSBC Securities Inc.	5/18/22	(25,244)
CNH	75,370,000	USD	11,798,685	HSBC Securities Inc.	5/18/22	26,162
CNH	105,820,000	USD	16,588,547	HSBC Securities Inc.	5/18/22	13,620
CNH	106,090,000	USD	16,536,771	HSBC Securities Inc.	5/18/22	107,756
CNH	106,340,000	USD	16,577,807	HSBC Securities Inc.	5/18/22	105,943
USD	69,819,313	CNH	446,690,000	HSBC Securities Inc.	5/18/22	(262,164)
CLP	35,100,000,000	USD	42,912,683	HSBC Securities Inc.	5/20/22	1,308,778
CAD	129,980,000	USD	102,522,440	HSBC Securities Inc.	6/10/22	1,430,540
THB	355,700,000	USD	10,886,332	HSBC Securities Inc.	6/10/22	(178,121)
USD	15,685,780	CAD	19,920,000	HSBC Securities Inc.	6/10/22	(245,466)
USD	87,213,651	CAD	110,060,000	JPMorgan Chase & Co.	6/10/22	(808,083)
KRW	147,560,000,000	USD	120,252,958	Citibank N.A.	6/14/22	1,404,873
USD	135,509,981	KRW	168,590,000,000	Citibank N.A.	6/14/22	(3,486,317)
NOK	644,000,000	USD	72,721,524	Morgan Stanley & Co. Inc.	6/21/22	393,660
NOK	937,900,000	USD	105,169,910	Morgan Stanley & Co. Inc.	6/21/22	1,312,591
USD	120,760,817	JPY	13,971,000,000	Citibank N.A.	6/22/22	5,731,790
JPY	14,590,000,000	USD	126,749,429	JPMorgan Chase & Co.	6/22/22	(6,623,919)
JPY	14,596,000,000	USD	127,336,413	JPMorgan Chase & Co.	6/22/22	(7,161,502)
CLP	25,330,000,000	USD	30,044,242	HSBC Securities Inc.	6/30/22	1,653,918
CLP	36,880,000,000	USD	44,626,219	HSBC Securities Inc.	6/30/22	1,525,702
CLP	37,490,000,000	USD	45,806,657	HSBC Securities Inc.	6/30/22	1,108,623

Total						$(33,022,669)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Quarterly Report	7

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
THB	— Thai Baht
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Funds investments as of the date of the schedule. Other information regarding the Fund is available in the Funds most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

9

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$1,032,943,207	—	$1,032,943,207
Sovereign Bonds	—	899,312,677	—	899,312,677
Corporate Bonds & Notes	—	519,154,899	—	519,154,899
Collateralized Mortgage Obligations	—	26,788,683	—	26,788,683
Asset-Backed Securities	—	3,266,117	—	3,266,117

Total Long-Term Investments	—	2,481,465,583	—	2,481,465,583

Short-Term Investments†	$40,743,687	—	—	40,743,687

Total Investments	$40,743,687	$2,481,465,583	—	$2,522,209,270

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$39,772,735	—	$39,772,735

Total	$40,743,687	$2,521,238,318	—	$2,561,982,005

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$4,388,661	—	—	$4,388,661
Forward Foreign Currency Contracts††	—	$72,795,404	—	72,795,404

Total	$4,388,661	$72,795,404	—	$77,184,065

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$53,872,477	$334,214,520	334,214,520	$347,343,310	347,343,310

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$7,699	—	$40,743,687

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